Registration Nos. 333-00935
                                                                        811-7533

             As filed with the Securities and Exchange Commission on
                                November 5, 2002
             -------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   _____
         Post-Effective Amendment No. 10                               __X__
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Post-Effective Amendment No. 11                               __X__
                        (Check appropriate box or boxes)
          ------------------------------------------------------------
                              THE LOU HOLLAND TRUST
               (Exact Name of Registrant as Specified in Charter)

              One North Wacker Drive, Suite 700, Chicago, IL 60606
                     (Address of Principal Executive Office)

               Registrant's telephone number, including Area Code:
                                 (312) 553-4830
          ------------------------------------------------------------
                                Louis A. Holland

                      c/o Holland Capital Management, L.P.
                             One North Wacker Drive
                                    Suite 700
                                Chicago, IL 60606

                     (Name and Address of Agent for Service)

                                   Copies to:
                                  Joan E. Boros
                                 Keith J. Rudolf
                                 Jorden Burt LLP
                             Suite 400 - East Lobby
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

__X__  immediately upon filing pursuant to paragraph (b)
_____  on [date] pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a)(1)
_____  on [date] pursuant to paragraph (a)(1)
_____  75 days after filing pursuant to paragraph (a)(2)
_____  on [date] pursuant to paragraph (a)(2) of rule 485

         This post-effective amendment to the Registration Statement does not delete, amend or supersede the Prospectus of the Trust dated May 1, 2002, the Statement or Additional Information of the Trust dated May 10, 2002, nor otherwise delete, amend or supersede any other information contained in the Registration Statement.


          ------------------------------------------------------------


                                  AMENDMENT TO
                                 REVISED BY-LAWS

                              THE LOU HOLLAND TRUST
                            a Delaware Business Trust

          Article III of the Revised By-Laws of The Lou Holland Trust is hereby amended by deleting Section 3 thereof, and inserting a new Section 3 reading as follows:

          Section 3. Vacancies. Subject to the requirements of the 1940 Act regarding election of Trustees by shareholders in certain circumstances, vacancies in the authorized number of Trustees may be filled by persons elected by the then-incumbent Trustees as provided in the Declaration of Trust. The selection and nomination for election as Trustees (whether such election shall be by the then incumbent Trustees, or shall be by shareholders where so required pursuant to the 1940 Act) of persons who are not "interested persons" of the Trust, its adviser or principal underwriter, as such terms are defined pursuant to the 1940 Act, shall be at the discretion of the then-incumbent Trustees who are not such "interested persons."